Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Dec. 14, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019